(Vanguard Managed Payout Growth and Distribution Fu Retail) (Vanguard Managed Payout Growth and Distribution Fu, Vanguard Managed Payout Growth and Distribution Fund - Investor Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.40%